Post balance sheet events (Details) - Notice of redemption of instruments that can no longer be included as part of Tier 1 capital [Member] £ in Millions, € in Billions	Mar. 31, 2022 GBP (£)	Mar. 08, 2022 EUR (€)	Mar. 02, 2022 GBP (£)	Feb. 01, 2022 GBP (£)
Perpetual Regulatory Tier One Security (ISIN US780097AH44)
Post balance sheet events
Notional amount				£ 1,200.0
Interest Rate				7.648%
Perpetual Regulatory Tier One Security (ISIN US780097AH44) | Forecast
Post balance sheet events
Redemption of subordinated liabilities			£ 67.5
Fixed to Floating Rate notes due 8 March 2023 | Forecast
Post balance sheet events
Redemption of subordinated liabilities | €		€ 1.5
USD Series U Non-Cumulative Dollar Preference Shares (ISIN US39057AA62) | Forecast
Post balance sheet events
Redemption of preference shares	£ 1,013.0